Stockholders' Equity (Deficit) (Details) - $ / shares			1 Months Ended	6 Months Ended			8 Months Ended
	Aug. 27, 2021	Jan. 07, 2021	Jan. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Shares authorized							510,000,000
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.001			$ 0.001
Preferred stock par value			$ 0.001				$ 0.001
Common stock, shares authorized			200,000,000	5,000			500,000,000
Preferred stock, shares authorized							10,000,000
Common stock, shares issued			0	500			246,381,119
Common stock, shares outstanding	246,381,119			500			246,381,119
Warrant for redemption, description						• in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption; • if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.
Sale price of common stock (in Dollars per share)	$ 10.00
Common stock, shares subscribed		500	500
Common stock voting rights			one vote	one vote			one vote
Conversion of stock, shares issued	200,000,000
GOOD WORKS ACQUISITION CORP. [Member]
Common stock, par value (in Dollars per share)					$ 0.001	$ 0.001
Preferred stock par value					$ 0.001	$ 0.001
Common stock, shares authorized					100,000,000	100,000,000
Preferred stock, shares authorized					1,000,000	1,000,000
Common stock, shares issued					4,478,000	4,478,000
Common stock, shares outstanding					4,478,000	4,478,000
Common shares subject to possible redemption					17,000,000	17,000,000
Warrant for redemption, description					Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Price per share (in Dollars per share)					$ 12.00	$ 9.95
Sale price of common stock (in Dollars per share)					$ 10.00	$ 12.00
Cipher
Common stock, par value (in Dollars per share)			$ 0.001
Common stock, shares authorized			5,000
Common stock, shares subscribed			500
Shares converted	500	500